Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
Stockholders’ Equity

16. Stockholders’ Equity

Debt Satisfaction Agreement

On September 29, 2023, the Company entered into a Debt Satisfaction Agreement (the “DSA”) with the SPV, Aegis, Bigger, District 2, LDI and TQLA, LLC. The SPV is a special purpose vehicle whose equity is shared 50% by Bigger and District 2 and 50% by Aegis and LDI.

Pursuant to the DSA, on September 29, 2023, the Company issued to the SPV 296,722 shares of the Company’s common stock and 200,000 shares of its Series C Preferred Stock, and executed a Registration Rights Agreement providing that the Company will register for public resale that common stock and the common stock issuable upon conversion of the Series C Preferred Stock. In exchange for that equity, the Company’s debts to the members of the SPV were reduced by a total of $6.5 million and the Company recognized a loss on the conversion of $1.3 million for the year ended December 31, 2023. Specifically, the debt was reduced as follows:

●	the principal balance of the Secured Promissory Note issued by the Company to Aegis on October 6, 2022 was reduced by $1.9 million;

●	the Company’s debt to LDI of $1.4 million arising from advances made by LDI to the Company during the past 10 months was eliminated;

●	the aggregate principal balance of the Secured Convertible Promissory Notes issued by the Company to Bigger in April and May of 2021 was reduced by $1.6 million; and

●	the aggregate principal balance of the Secured Convertible Promissory Notes issued by the Company to District 2 in April and May of 2021 was reduced by $1.6 million.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

Further pursuant to the DSA:

●	the maturity date of the secured debt listed above as well as unsecured notes issued by the Company and held by Bigger and District 2 in the aggregate amount of $7.4 million was deferred to March 31, 2025 and the interest rate on all such debt was increased to 8% per annum;

●	the Company, Aegis, Bigger and District 2 entered into an Intercreditor Agreement, pursuant to which the remaining secured debt obligations of the Company to Aegis, Bigger and District 2 were made pari passu;

●	the Common Stock Purchase Warrant issued by the Company to TQLA LLC on March 21, 2022, which permits TQLA LLC to purchase up to 145,834 shares of the Company’s common stock, was amended to prevent any exercise of the Warrant that would result in the portion of the cumulative voting power in the Company that the holder and its affiliates may own after the conversion to 9.99%. The Beneficial Ownership Limitation may be increased to 19.99% by the holder upon 61 days advance notice to the Company.

●	Upon the liquidation, dissolution and winding up of the Company, or upon the effective date of a consolidation, merger or statutory share exchange in which the Company is not the surviving entity, the holder of each share of the Series C Preferred Stock shall be entitled to a distribution prior to and in preference of the holders of the common stock.

●	In the event the Company declares a dividend payable in cash or stock to holders of any class of stock, the holder of each share of Series C Preferred Stock shall be entitled to receive a dividend equal in amount and kind to that payable to the holder of the number of shares of the Company’s common stock into which that holder’s Series C Preferred Stock could be converted on the record date for the distribution common stock. The dividends issued on the Company s outstanding Series B Preferred Stock are excluded from this provision.

●	The holders of Series C Preferred Stock shall have no voting rights; except that nothing will limit a holder’s voting rights with respect to shares of any other class of the Company’s common stock held from time to time.

Issuance of Common Stock

During the nine months ended September 30, 2024, the Company issued 1,764 shares of common stock to a director for stock-based compensation of $2,046. The shares were valued for accounting purposes using the closing share price of the Company’s common stock on the date of grant of $1.16 per share and issued at $3.05 per share. During the nine months ended September 30, 2024, the Company issued 55,738 shares of common stock to employees and a consultant for stock-based compensation of $0.1 million at $1.21 per share.

On September 5, 2024, the Company entered into a Securities Purchase Agreement with a single institutional investor for the sale of 92,815 shares of common stock for $1.00 per share, and the sale of pre-funded warrants for $0.9999 per warrant. The warrants permitted the purchase of 349,227 shares of common stock for $0.0001 per share. The warrants were exercised on September 6, 2024. The Company used the net proceeds for working capital and general corporate purposes.

On September 29, 2023, pursuant to the DSA (see discussion above), the Company issued to the SPV 296,722 shares of common stock and 200,000 shares of its Series C Preferred Stock. In exchange for that equity, the Company’s debts to the members of the SPV were reduced by a total of $6.5 million.

During the year ended December 31, 2023, the Company issued 162,849 shares of common stock to directors and employees for stock-based compensation of $0.7 million. The shares were valued for accounting purposes using the closing share price of the Company’s common stock on the date of grant, within the range of $1.29 to $7.40 per share and issued within the range of $3.05 to $7.40 per share

During the year ended December 31, 2023, the Company sold 343,495 shares of common stock for net proceeds of $1.4 million in at-the-market public placements.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

Issuance of Series B Preferred Stock

On October 19, 2021, Company entered into a securities purchase agreement (“Purchase Agreement”) with an accredited investor (“Subscriber”) for its purchase of 2.5 million shares (“Preferred Shares”) of Series B Convertible Preferred Stock (“Series B Preferred Stock”) at a purchase price of $1.00 per Preferred Share, which Preferred Shares are convertible into shares of the Company’s common stock pursuant to the terms and conditions set forth in a Certificate of Designation Establishing Series B Preferred Stock of the Company with an initial conversion price of $62.00 per share. 42,500 shares of common stock were reserved for issuance in the event of conversion of the Preferred Shares.

The Series B Preferred Stock accrues dividends at a rate of 6% per annum, payable annually on the last day of December of each year. Dividends shall accrue from day to day, whether or not declared, and shall be cumulative. Dividends are payable at the Company’s option either in cash or “in kind” in shares of common stock; provided, however that dividends may only be paid in cash following the fiscal year in which the Company has net income (as shown in its audited financial statements contained in its Annual Report on Form 10-K for such year) of at least $0.5 million. For “in-kind” dividends, holders will receive that number of shares of common stock equal to (i) the amount of the dividend payment due such stockholder divided by (ii) the volume weighted average price of the common stock for the 90 trading days immediately preceding a dividend date (“VWAP”). For the year ended December 31, 2024, the Company issued dividends of 177,725 shares of common stock at $0.84 per share to its Series B Preferred stockholders. For the year ended December 31, 2023, the Company issued dividends of 92,957 shares of common stock at a VWAP of $1.61 per share to its Series B Preferred stockholders. For both the nine months ended September 30, 2024 and 2023, the Company accrued $0.1 million of preferred dividends.

Issuance of Series C Preferred Stock

On September 29, 2023, the Company entered into the DSA, pursuant to which the Company issued to the SPV 200,000 shares of its Series C Preferred Stock. Each share of Series C Preferred Stock has a stated value of $28.025 and is convertible into shares of the Company’s common stock pursuant to the terms and conditions set forth in a Certificate of Designation Establishing Series C Preferred Stock with an initial conversion price of $3.05 per share.

On September 6, 2024, the SPV converted 82,415 shares of its Series C Preferred Stock into 757,395 shares of common stock.

Bridgetown Spirits Corp.

Subsequent to execution of the Debt Agreement, Bridgetown issued 1.0 million shares of common stock to the Company, representing all of the issued and outstanding capital stock of Bridgetown.

Stock-Based Compensation

On September 8, 2016, the Company adopted the 2016 Equity Incentive Plan (the “2016 Plan”). Pursuant to the terms of the plan, on January 1, 2023 the number of shares available for grant under the 2016 Plan reset to 437,993 shares, equal to 8% of the number of outstanding shares of the Company’s capital stock, calculated on an as-converted basis, on March 31 of the preceding calendar year, and then added to the prior year plan amount. As of September 30, 2024, there were 2,120 options and 196,619 restricted stock units (“RSUs”) outstanding under the 2016 Plan, with vesting schedules varying between immediate or three (3) years from the grant date.

A summary of all stock option activity as of and for the nine months ended September 30, 2024 is presented below:

	# of Options	Weighted- Average Exercise Price
Outstanding as of December 31, 2023	2,120	$57.95

Outstanding and Exercisable as of September 30, 2024	2,120	$57.95

The aggregate intrinsic value of options outstanding as of September 30, 2024 was $0. As of September 30, 2024, all options had vested.

The Company uses the Black-Scholes valuation model to measure the grant-date fair value of stock options. The grant-date fair value of stock options issued to employees is recognized on a straight-line basis over the requisite service period. Stock-based awards issued to nonemployees are recorded at fair value on the measurement date and are subject to periodic market adjustments as the underlying stock-based awards vest.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

To determine the fair value of stock options using the Black-Scholes valuation model, the calculation takes into consideration the effect of the following:

●	Exercise price of the option
●	Fair value of the Company’s common stock on the date of grant
●	Expected term of the option
●	Expected volatility over the expected term of the option
●	Risk-free interest rate for the expected term of the option

The calculation includes several assumptions that require management’s judgment. The expected term of the options is calculated using the simplified method described in GAAP. The simplified method defines the expected term as the average of the contractual term and the vesting period. Estimated volatility is derived from volatility calculated using historical closing prices of common shares of similar entities whose share prices are publicly available for the expected term of the options. The risk-free interest rate is based on the U.S. Treasury constant maturities in effect at the time of grant for the expected term of the options.

The Company did not issue any additional options during the three and nine months ended September 30, 2024.

Warrants

On May 16, 2024, the Company entered into a Loan Agreement with the SPV, Aegis, Bigger, District 2, and LDI. With each 2024 Secured Note, the Company issued a Warrant to purchase a share of the Company’s common stock for $5.00 exercisable for five years after December 2, 2024 if on November 29, 2024 the 2024 Secured Note issued to the Warrant-holder remains unsatisfied. LDI received a Warrant to purchase 598,021 shares and each of Bigger and District 2 received a Warrant to purchase 299,011 shares. The Company recorded debt issuance costs of $0.3 million as of September 30, 2024.

The estimated fair value of the new warrants issued was based on a combination of closing market trading price on the date of issuance for the public offering warrants, and the Black-Scholes option-pricing model, using the assumptions below:

Volatility	100%
Risk-free interest rate	4.4%
Expected term (in years)	5.0
Expected dividend yield	-
Fair value of common stock	$0.55

On March 21, 2022, the Company entered into a promissory note with TQLA LLC to accept a one year loan of $3.5 million. In addition, the Company issued a common stock purchase warrant to TQLA covering the loan amount with an exercise price of $24.00 per share. The note payable was fully repaid in October 2022. The common stock purchase warrant expires in March 2027. The warrants were amended pursuant to the Debt Satisfaction Agreement (See discussion above) to prevent any exercise that would result in the warrant-holder and affiliates acquiring cumulative voting power in excess of 9.99%. This Beneficial Ownership Limitation may be increased to 19.99% upon 61 days advance notice to the Company.

From April 19, 2021 through May 12, 2021, the Company issued in a private placement Existing Warrants to purchase up to 45,000 shares of common stock at an exercise price of $52.00 per Warrant Share. On July 30, 2021, the Company entered into Inducement Letters with the holders of the Existing Warrants whereby such holders agreed to exercise for cash their Existing Warrants to purchase the 45,000 Warrant Shares in exchange for the Company’s agreement to issue new warrants (the “New Warrants”) to purchase up to 45,000 shares of common stock (the “New Warrant Shares”). The New Warrants have substantially the same terms as the Existing Warrants, except that the New Warrants have an exercise price of $60.00 per share and are exercisable until August 19, 2026. On September 29, 2023, pursuant to the Debt Satisfaction Agreement (see above), the exercise price of the Existing Warrants was reduced to $33.08 per share and the term during which the Existing Warrants may be exercised was extended to June 23, 2028.

On January 15, 2020, the Company and its subsidiaries entered into a loan agreement (the “Loan Agreement”) between the Company and Live Oak Banking Company (“Live Oak”), a North Carolina banking corporation (the “Lender”) to refinance existing debt of the Company and to provide funding for general working capital purposes In connection with the Loan Agreement, the Company issued to the Lender a warrant to purchase up to 5,000 shares of the Company’s common stock at an exercise price of $78.80 per share (the “Warrant”). The Warrant expires on January 15, 2025. In connection with the issuance of the Warrant, the Company granted the Lender piggy-back registration rights with respect to the shares of common stock issuable upon exercise of the Warrant, subject to certain exceptions.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

A summary of all warrant activity as of and for the nine months ended September 30, 2024 is presented below:

	Warrants	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	201,667	3.8	$34.87	$-

Granted	1,196,043	5.0	5.00	-
Outstanding as of September 30, 2024	1,397,710	4.8	$9.31	$-

17. Stockholders’ Equity

Reverse Stock Split

All shares and per share information in these financial statements has been adjusted to give effect to the 1-for-20 reverse stock split of the Company’s common stock effected on May 12, 2023.

Debt Satisfaction Agreement

On September 29, 2023, the Company entered into a Debt Satisfaction Agreement (the “DSA”) with the SPV, Aegis, Bigger Capital Fund, LP (“Bigger”), District 2 Capital Fund, LP (“District 2”), LDI Investments, LLC (“LDI”) and TQLA, LLC. The SPV is a special purpose vehicle whose equity is shared 50% by Bigger and District 2 and 50% by Aegis and LDI.

Pursuant to the DSA, on September 29, 2023, the Company issued to the SPV 296,722 shares of the Company’s common stock and 200,000 shares of its Series C Preferred Stock, and executed a Registration Rights Agreement providing that the Company will register for public resale that common stock and the common stock issuable upon conversion of the Series C Preferred Stock. In exchange for that equity, the Company’s debts to the members of the SPV were reduced by a total of $6.5 million and the Company recognized a loss on the conversion of $1.3 million for the year ended December 31, 2023. Specifically, the debt was reduced as follows:

●	the principal balance of the Secured Promissory Note issued by the Company to Aegis on October 6, 2022 was reduced by $1.9 million;

●	the Company’s debt to LDI of $1.4 million arising from advances made by LDI to the Company during the past 10 months was eliminated;

●	the aggregate principal balance of the Secured Convertible Promissory Notes issued by the Company to Bigger in April and May of 2021 was reduced by $1.6 million; and

●	the aggregate principal balance of the Secured Convertible Promissory Notes issued by the Company to District 2 in April and May of 2021 was reduced by $1.6 million.

Further pursuant to the DSA:

●	the maturity date of the secured debt listed above as well as unsecured notes issued by the Company and held by Bigger and District 2 in the aggregate amount of $7.4 million was deferred to March 31, 2025 and the interest rate on all such debt was increased to 8% per annum;

●	the Company, Aegis, Bigger and District 2 entered into an Intercreditor Agreement, pursuant to which the remaining secured debt obligations of the Company to Aegis, Bigger and District 2 were made pari passu;

●	the Common Stock Purchase Warrant issued by the Company to TQLA LLC on March 21, 2022, which permits TQLA LLC to purchase up to 145,834 shares of the Company’s common stock, was amended to prevent any exercise of the Warrant that would result in the portion of the cumulative voting power in the Company that the holder and its affiliates may own after the conversion to 9.99%. The Beneficial Ownership Limitation may be increased to 19.99% by the holder upon 61 days advance notice to the Company.

●	Upon the liquidation, dissolution and winding up of the Company, or upon the effective date of a consolidation, merger or statutory share exchange in which the Company is not the surviving entity, the holder of each share of the Series C Preferred Stock shall be entitled to a distribution prior to and in preference of the holders of the common stock.

●	In the event the Company declares a dividend payable in cash or stock to holders of any class of stock, the holder of each share of Series C Preferred Stock shall be entitled to receive a dividend equal in amount and kind to that payable to the holder of the number of shares of the Company’s common stock into which that holder’s Series C Preferred Stock could be converted on the record date for the distribution common stock. The dividends issued on the Company s outstanding Series B Preferred Stock are excluded from this provision.

●	The holders of Series C Preferred Stock shall have no voting rights; except that nothing will limit a holder’s voting rights with respect to shares of any other class of the Company’s common stock held from time to time.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2023

Issuance of Common Stock

During the year ended December 31, 2023, the Company issued 162,849 shares of common stock to directors and employees for stock-based compensation of $0.7 million. The shares were valued for accounting purposes using the closing share price of the Company’s common stock on the date of grant, within the range of $1.29 to $7.40 per share and issued within the range of $3.05 to $7.40 per share

During the year ended December 31, 2023, the Company sold 343,495 shares of common stock for net proceeds of $1.4 million in at-the-market public placements.

On September 29, 2023, pursuant to the DSA (see discussion above), the Company issued to the SPV 296,722 shares of common stock and 200,000 shares of its Series C Preferred Stock. In exchange for that equity, the Company’s debts to the members of the SPV were reduced by a total of $6.5 million.

During the year ended December 31, 2022, the Company issued 19,265 shares of common stock to directors and 4,808 shares of its common stock to each of the Subscribers of the 6% Secured Convertible Promissory Notes for stock-based compensation of $0.3 million These shares were valued using the closing share price of the Company’s common stock on the date of grant, within the range of $5.60 to $19.20 per share.

On April 5, 2022, the Company sold 10,000 shares of common stock to its Chief Executive Officer for proceeds of $0.2 million based on the market price of the stock at that date.

On February 4, 2022, 8,500 shares were issued at $24.20 per share to the Company’s former Chief Executive Officer pursuant to his separation agreement for stock-based compensation of $0.2 million.

Issuance of Series B Preferred Stock

On October 19, 2021, Company entered into a securities purchase agreement (“Purchase Agreement”) with an accredited investor (“Subscriber”) for its purchase of 2.5 million shares (“Preferred Shares”) of Series B Convertible Preferred Stock (“Series B Preferred Stock”) at a purchase price of $1.00 per Preferred Share, which Preferred Shares are convertible into shares of the Company’s common stock pursuant to the terms and conditions set forth in a Certificate of Designation Establishing Series B Preferred Stock of the Company with an initial conversion price of $62.00 per share. 42,500 shares of common stock were reserved for issuance in the event of conversion of the Preferred Shares.

The Series B Preferred Stock accrues dividends at a rate of 6% per annum, payable annually on the last day of December of each year. Dividends shall accrue from day to day, whether or not declared, and shall be cumulative. Dividends are payable at the Company’s option either in cash or “in kind” in shares of common stock; provided, however that dividends may only be paid in cash following the fiscal year in which the Company has net income (as shown in its audited financial statements contained in its Annual Report on Form 10-K for such year) of at least $0.5 million. For “in-kind” dividends, holders will receive that number of shares of common stock equal to (i) the amount of the dividend payment due such stockholder divided by (ii) the volume weighted average price of the common stock for the 90 trading days immediately preceding a dividend date (“VWAP”). For the year ended December 31, 2023, the Company issued dividends of 92,957 shares of common stock at a VWAP of $1.61 per share to its Series B Preferred stockholders. For the year ended December 31, 2022, the Company issued dividends of 23,004 shares of common stock at a VWAP of $6.60. For both the years ended December 31, 2023 and 2022, the Company accrued $0.2 million of preferred dividends.

Issuance of Series C Preferred Stock

On September 29, 2023, the Company entered into the DSA, pursuant to which the Company issued to the SVP 200,000 shares of its Series C Preferred Stock. Each share of Series C Preferred Stock has a stated value of $28.025 and is convertible into shares of the Company’s common stock pursuant to the terms and conditions set forth in a Certificate of Designation Establishing Series C Preferred Stock with an initial conversion price of $3.05 per share.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2023

Stock-Based Compensation

On September 8, 2016, the Company adopted the 2016 Equity Incentive Plan (the “2016 Plan”). Pursuant to the terms of the plan, on January 1, 2023 the number of shares available for grant under the 2016 Plan reset to 437,993 shares, equal to 8% of the number of outstanding shares of the Company’s capital stock, calculated on an as-converted basis, on March 31 of the preceding calendar year, and then added to the prior year plan amount. As of December 31, 2023, there were 2,120 options and 196,619 restricted stock units (“RSUs”) outstanding under the 2016 Plan, with vesting schedules varying between immediate or three (3) years from the grant date.

A summary of all stock option activity as of and for the year ended December 31, 2023 is presented below:

	# of Options	Weighted- Average Exercise Price
Outstanding as of December 31, 2022	2,587	$63.20

Options canceled	(467)	87.98
Outstanding as of December 31, 2023	2,120	$57.95

Exercisable as of December 31, 2023	2,120	$57.95

The aggregate intrinsic value of options outstanding as of December 31, 2023 was $0. As of December 31, 2023, all options had vested.

The Company uses the Black-Scholes valuation model to measure the grant-date fair value of stock options. The grant-date fair value of stock options issued to employees is recognized on a straight-line basis over the requisite service period. Stock-based awards issued to nonemployees are recorded at fair value on the measurement date and are subject to periodic market adjustments as the underlying stock-based awards vest.

To determine the fair value of stock options using the Black-Scholes valuation model, the calculation takes into consideration the effect of the following:

●	Exercise price of the option
●	Fair value of the Company’s common stock on the date of grant
●	Expected term of the option
●	Expected volatility over the expected term of the option
●	Risk-free interest rate for the expected term of the option

The calculation includes several assumptions that require management’s judgment. The expected term of the options is calculated using the simplified method described in GAAP. The simplified method defines the expected term as the average of the contractual term and the vesting period. Estimated volatility is derived from volatility calculated using historical closing prices of common shares of similar entities whose share prices are publicly available for the expected term of the options. The risk-free interest rate is based on the U.S. Treasury constant maturities in effect at the time of grant for the expected term of the options.

The Company did not issue any additional options during the year ended December 31, 2023.

For the years ended December 31, 2023 and 2022, net compensation expense related to stock options was $0 and $2,926, respectively.

Warrants

On March 21, 2022, the Company entered into a promissory note with TQLA LLC to accept a one year loan of $3.5 million. In addition, the Company issued a common stock purchase warrant to TQLA covering the loan amount with an exercise price of $24.00 per share. The note payable was fully repaid in October 2022. The common stock purchase warrant expires in March 2027. The warrants were amended pursuant to the Debt Satisfaction Agreement (See discussion above) to prevent any exercise that would result in the warrant-holder and affiliates acquiring cumulative voting power in excess of 9.99%. This Beneficial Ownership Limitation may be increased to 19.99% upon 61 days advance notice to the Company.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2023

From April 19, 2021 through May 12, 2021, the Company issued in a private placement Existing Warrants to purchase up to 45,000 shares of common stock at an exercise price of $52.00 per Warrant Share. On July 30, 2021, the Company entered into Inducement Letters with the holders of the Existing Warrants whereby such holders agreed to exercise for cash their Existing Warrants to purchase the 45,000 Warrant Shares in exchange for the Company’s agreement to issue new warrants (the “New Warrants”) to purchase up to 45,000 shares of common stock (the “New Warrant Shares”). The New Warrants have substantially the same terms as the Existing Warrants, except that the New Warrants have an exercise price of $60.00 per share and are exercisable until August 19, 2026. On September 29, 2023, pursuant to the Debt Satisfaction Agreement (see above), the exercise price of the Existing Warrants was reduced to $33.08 per share and the term during which the Existing Warrants may be exercised was extended to June 23, 2028.

On January 15, 2020, the Company and its subsidiaries entered into a loan agreement (the “Loan Agreement”) between the Company and Live Oak Banking Company (“Live Oak”), a North Carolina banking corporation (the “Lender”) to refinance existing debt of the Company and to provide funding for general working capital purposes In connection with the Loan Agreement, the Company issued to the Lender a warrant to purchase up to 5,000 shares of the Company’s common stock at an exercise price of $78.80 per share (the “Warrant”). The Warrant expires on January 15, 2025. In connection with the issuance of the Warrant, the Company granted the Lender piggy-back registration rights with respect to the shares of common stock issuable upon exercise of the Warrant, subject to certain exceptions.

A summary of all warrant activity as of and for the year ended December 31, 2023 is presented below:

	Warrants	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	201,667	3.8	$33.40	$-

Outstanding as of December 31, 2023	201,667	3.4	$34.87	$-

Beeline Financial Holdings Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Stockholders’ Equity

NOTE 10 - STOCKHOLDERS’ EQUITY

On June 4, 2024, Beeline’s shareholders approved a one-for-ten (1:10) Forward Stock Split (the “Forward Stock Split”), effective as of June 4, 2024. Proportional adjustments for the Forward Stock Split were made to the Company’s outstanding common stock, preferred stock, stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the unaudited consolidated financial statements to reflect the Reverse Stock Split.

The rights and privileges of Beeline’s Common and Preferred Stock are as follows:

COMMON STOCK

The holders of common stock are entitled to one vote for each share held. The voting, dividend, and liquidation rights of the holders of the Common Stock are subject to and qualified by the rights, powers, and preferences of the holders of the Preferred Stock described below.

No common shares were issued in 2023.

During the nine months ended September 30, 2024, the Company issued 1,278,055 shares of its common stock for cash proceeds of $1,917,141.

During the nine months ended September 30, 2024, the Company issued 7,333,207 shares of its common stock in connection with the conversion of convertible notes (See Note 8).

PREFERRED STOCK

Series A preferred stock

During 2023, three investors exchanged 224,950 shares of Series A preferred stock for a 2022 Convertible Notes having principal amounts totaling $5,206,559. Please see Note 8 – Debt as to the 2022 Convertible Notes.

During the nine months ended September 30, 2024, Series A preferred shares investors exchanged 75,700 shares of Series A preferred stock for 2022 Convertible Notes having principal amounts totaling $1,750,079,

The agreement for the sale of shares of the Series A Preferred Stock states a par value $0.00001 per share. In connection with that agreement, such purchasers of Preferred Stock are provided with the right, among other rights, to designate the election of certain members of the board of directors of the Corporation (the “Board”) in accordance with the terms of the agreement.

BEELINE FINANCIAL HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENT

September 30, 2024

(Unaudited)

Dividends

Beeline shall not declare, pay, or set aside any dividends on shares of any other class or series of capital stock of Beeline (other than dividends on shares of Common Stock payable in shares of Common Stock) unless the holders of the Preferred Stock then outstanding shall first receive, or simultaneously receive, a dividend on each outstanding share of Preferred Stock.

As of September 30, 2024 and December 31, 2023, no dividends have been declared or accrued on any class of Company stock.

Voting Rights

On any matter presented to the stockholders of the Corporation for their action or consideration at any meeting of stockholders of the (‘corporation (or by written consent of stockholders in lieu of a meeting), including for the election of members of the Corporation’s Board of Directors, each holder of outstanding shares of Preferred Stock shall he entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Preferred Stock held by such holder are convertible at the applicable Conversion Price therefor as of the record date for determining stockholders entitled to vote on such matter.

Liquidation Rights

In the event of any voluntary or involuntary liquidation, dissolution or winding up of Beeline, the holders of shares of Preferred Stock then outstanding shall be entitled to be paid out of the assets of Beeline available for distribution to its stockholders.

Optional Conversion

From and after the Filing Date, and at any time prior to mandatory conversion of the outstanding shares of Series A Preferred Stock into shares of Common Stock upon a Qualified Offering or Qualified Event as defined, each outstanding share of Series A Preferred Stock shall be convertible, at the option of the holder thereof, at any time, and without the payment of additional consideration by the holder thereof, into such whole number of shares of Common Stock as is determined by dividing the Series A Original Issue Price of $23.117 by the Series A Conversion Price in effect at the time of conversion, which was $7.542280 as of September 30, 2024. The Series A Conversion Price. and the rate at which shares of Series A Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment.

Mandatory Conversion

Upon any of (a) the closing of the sale of shares of Common Stock to the public in a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended; (b) the closing of a Going-Public Transaction; or (c) the time and date, or the occurrence of an event, specified by vote or written consent of at least 65% of the issued and outstanding shares of Preferred Stock.

Series B preferred stock

On June 4, 2024, the Company issued 1,646,157 shares of Series B preferred stock for the conversion of all the convertible notes with a principal balance of $23,228,052 and accrued interest payable amounting to $1,585,958 for an aggregate amount of $24,814,011. The Series B shares were valued at $1.50 per share since the Series B shares are convertible into an equal amount of common shares. (See Note 8).

On June 5, 2024, in connection with the 2024 Convertible Notes, the Company issued 740,496 Series B preferred shares to the 2024 convertible note holders. These series B preferred shares were valued at $770,843 based on the relative fair value of such share, which was reflected as a debt discount to be amortized over the note term (See Note 8).

NOTE 10 - STOCKHOLDERS’ EQUITY

On June 4, 2024, Beeline’s shareholders approved a ten-for-one (10:1) Forward Stock Split (the “Forward Stock Split”), effective as of June 4, 2024. Proportional adjustments for the Forward Stock Split were made to the Company’s outstanding common stock, preferred stock, stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the Forward Stock Split .

The rights and privileges of Beeline’s Common and Preferred Stock are as follows:

SERIES A PREFERRED STOCK

During 2023, three investors exchanged 224,950 shares of preferred stock for a 2022 Convertible Notes having principal amounts totaling $5,206,763. Please see Note 8 – Debt as to the 2022 Convertible Notes.

During 2022, warrants were exercised for 203,810 shares of Series A preferred stock and the company received exercise proceeds of $4,711,476.

The rights and preferences of the Series A preferred stock are as follows:

Dividends

Subject to the rights of any series of Preferred Stock that may from time to time come into existence after the Filing Date, holders of outstanding shares of Preferred Stock are not entitled to dividends.

As of December 31, 2023 and 2022, no dividends have been declared or accrued on any class of Company stock.

Voting Rights

On any matter presented to the stockholders of the Corporation for their action or consideration at any meeting of stockholders of the (‘corporation (or by written consent of stockholders in lieu of a meeting), including for the election of members of the Corporation’s Board of Directors, each holder of outstanding shares of Preferred Stock shall he entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Preferred Stock held by such holder are convertible at the applicable Conversion Price therefor as of the record date for determining stockholders entitled to vote on such matter.

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

Liquidation Rights

Upon any liquidation, dissolution or winding-up of the Corporation, whether voluntary or involuntary (a “Liquidation”), subject to the rights of any series of Preferred Stock that may from time to time come into existence. the holders of Preferred Stock shall be entitled to receive out of the assets, whether capital or surplus, of the Corporation the same amount that holders of Common Stock would receive if the Preferred Stock were fully converted (disregarding for such purposes any conversion limitations hereunder) to Common Stock at the Conversion Price then applicable for each share of outstanding Preferred Stock, which amount shall be paid to the holders of Preferred Stock pari passu with the amount paid to the holders of Common Stock.

Optional Conversion

From and after the Filing Date, and at any time prior to mandatory conversion of the outstanding shares of Series A Preferred Stock into shares of Common Stock upon a Qualified Offering or Qualified Event as defined, each outstanding share of Series A Preferred Stock shall be convertible, at the option of the holder thereof, at any time, and without the payment of additional consideration by the holder thereof, into such whole number of shares of Common Stock as is determined by dividing the Series A Original Issue Price of $23.117 by the Series A Conversion Price in effect at the time of conversion, which was $7.542280 as of December 31, 2023. The Series A Conversion Price. and the rate at which shares of Series A Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment.

Mandatory Conversion

All outstanding shares of Series A Preferred Stock shall automatically be converted, without the payment of additional consideration by any holder thereof, into such whole number of shares of Common Stock as is determined by dividing the Series A Original Issue Price by the Series A Conversion Price in effect upon and as of’ the earliest to occur of (the time of such conversion is referred to herein as the “Mandatory Conversion Time”) a Qualified Offering or Qualified Event.

Fundamental Transaction

Each holder of outstanding shares of Preferred Stock shall have the right to receive, for each Conversion Share that would have been issuable upon such conversion immediately prior to the occurrence of such Fundamental Transaction, the number of shares of Common Stock of the successor or acquiring corporation or of the Corporation. if it is the surviving corporation. and any additional consideration (the “Alternate Consideration”) receivable as a result of such Fundamental Transaction by a holder of the number of shares of Common Stock for which such shares of Preferred Stock are convertible immediately prior to such Fundamental Transaction.

COMMON STOCK

The holders of common stock are entitled to one vote for each share held. The voting, dividend, and liquidation rights of the holders of the Common Stock are subject to and qualified by the rights, powers, and preferences of the holders of the Preferred Stock described below.

No common shares were issued in 2023. See “Equity Compensation Plan” below for 2022 activity.

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

COMMON STOCK WARRANTS

At December 31, 2023, Beeline has 58,680 outstanding common stock warrants with an exercise price of $23.12 and a remaining contractual life of 2.75 years.

Warrant activities for the years ended December 31, 2023 and 2022 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2021	363,360	$23.12	4.75	$-
Expired/Forfeits	(65,290)			-
Granted	-		-	-
Exercises to Series A preferred stock	(203,810)	-	-	-
Balance Outstanding December 31, 2022	94,260	23.12	3.75	-
Forfeits	(35,580)			-
Granted	-	-	-	-
Balance Outstanding December 31, 2023	58,680	$23.12	2.75	$-
Exercisable, December 31, 2023	58,680	$23.12	2.75	$-

In addition to the warrants noted above, Beeline issued warrants in connection with the 2022 Subordinated Convertible Promissory notes to possibly purchase a quantity of shares of the company’s capital stock based on the warrant coverage amount (which as of December 31, 2023 was $17.875 million and $4.346 million as of December 31, 2022) divided by the exercise price as defined which was indeterminant as of December 31, 2023 and 2022 (see Note 8). The warrant coverage amount equaled 100% of the aggregate principal borrowed by the company under all convertible promissory notes then issued by the company and outstanding (excluding interest thereon) as of such date. However, as of December 31, 2023 and 2022, (1) the right to exercise any such warrant, (2) the exercise price of any such warrant, and (3) the type and number of shares of capital stock for which any such warrant might eventually be exercisable, all remained contingent upon various and alternative equity financing events yet to have occurred. As such, no estimate of the portion of the proceeds from the issuance of the convertible promissory notes attributable to such warrants can be determined. See Note 14 – Subsequent Events for the exchange of these warrants for other equity instruments.

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

EQUITY INCENTIVE PLANS

Beeline Financial Holdings, Inc.’s Amended Equity Incentive Plan provides employees, consultants, and directors of Beeline and its affiliates awards, including incentive stock options, non-qualified stock options, and restricted stock.

As approved by the Boards of Directors on December 21, 2023, the Plan was amended to increase the number of shares of Common Stock which could be made available for Award under the Plan by 717,160 for a total of one million (1,000,000) shares of Common Stock. As of December 31, 2023, Beeline granted a total of 792,810 awards. As of December 31, 2023, 207,190 shares of Common Stock remain available for grants of awards pursuant to this Plan.

Restricted Stock Awards

In 2020, Beeline granted 123,500 Restricted Common Stock (CRSA’s) shares with an estimated fair value of $597,864 to four employees. The shares vest over 25 months. The company recognized the remaining compensation expense of $286,974 in 2022. All restricted shares issued under the Plan are now fully vested and unrestricted. 200 shares were issued in fiscal 2022 related to this grant while the remainder were issued in 2020.

The following table summarizes activity related to non-vested shares:

	Number of Non-Vested Shares	Weighted Average Grant Date Fair Value
Non-vested, December 31, 2021	59,280	$4.84
Granted	-	-
Shares vested	(59,280)	$(4.84)
Non-vested, December 31, 2022	-	-
Shares vested	-	-
Non-vested, December 31, 2023	-	$-

Option Awards

During 2023, the Company’s Board of Directors granted 609,090 new stock options to employees as incentive stock options (ISOs). These options have a fair value of approximately $900,000 and carry a four-year vesting period. The issuance of these options, along with a prior year grant, generated stock option compensation expense in the year 2023 in the amount of $374,746. Stock option expense in fiscal 2022, related to prior year grants was $77,217.

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

At December 31, 2023, the total unrecognized compensation related to unvested stock option awards granted, was approximately $0.8 million, which the Company expects to recognize over a weighted-average period of approximately 3.5 years.

Stock option activities for the years ended December 31, 2023 and 2022 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2021	228,810	$4.08	6	$-
Forfeited	(35,090)	-		-
Balance Outstanding, December 31, 2022	193,720	3.94	5	-
Granted	609,090	2.50		-
Forfeited	(66,320)	-		-
Balance Outstanding, December 31, 2023	736,490	$2.89	4.6	$-
Exercisable, December 31, 2023	152,850	$2.89	4.6	$-

The fair value of the stock option grants were estimated using the following assumptions:

	For the Years Ended
	December 31,
	2023	2022
Risk free interest rate	3.88%	1.04% – 3.55%
Expected term in years	5.5	6
Dividend yield	—	—
Volatility of common stock	62% –64%	58% – 60%
Weighted average grant date fair value per option	$2.50	$4.08

Phantom Stock Awards

In 2018, Beeline adopted the Phantom Equity Plan (the “Phantom Plan”), which authorizes up to 100,000 shares (“Phantom Shares”) to be granted to participating employees. The Phantom Shares are a hypothetical equity interest in Beeline and vest over a four-year period. Each award will only vest and become payable upon certain events, such as a change in ownership of Beeline or a liquidation event, as defined in the Phantom Plan agreement. At December 31, 2023 and 2022, the value per share was deminimis. No additional Phantom Shares were granted in 2023 or 2022. There are 39,750 issued and fully vested Phantom Shares at December 31, 2023 and 2022.

401(k) Employee Benefit Plan

Beeline has established a retirement benefit plan under Section 401(k) of the Internal Revenue Code. Under this plan, eligible employees are permitted to contribute a percentage of compensation into the retirement plan up to a maximum determined by the Internal Revenue Code. The plan also allows for discretionary employer matching contributions and profit-sharing contributions to the plan; however, no such contributions were elected for the 2023 year ended.

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022